SCHEDULES OF CONCENTRATION OF RISK (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 45,804,377	$ 20,440,683	$ 3,615,137
Vendor A [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 1,054,187
Concentrations of risk percentage			32.30%
Concentrations of risk percentage
Vendor B [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 423,080
Concentrations of risk percentage			13.00%
Vendor C [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 400,170
Concentrations of risk percentage			12.30%
Vendor D [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 7,140,894	$ 2,745,741
Concentrations of risk percentage	21.10%	24.20%
Vendor E [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 4,527,190		$ 400,170
Concentrations of risk percentage	13.40%
Vendor F [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 3,921,443	$ 2,745,741
Concentrations of risk percentage	11.60%